Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
Note 7.	Deposits

Deposits at December 31 were as follows:

	2011	2010
Demand deposit accounts:
Noninterest-bearing	$20,611,897	$19,089,162
Interest-bearing	133,265,490	116,865,788
Savings accounts	33,272,368	30,713,715
Money market savings	34,437,965	33,999,781
Certificates of deposit	139,263,007	149,164,458
	$360,850,727	$349,832,904

Scheduled maturities of certificates of deposit at December 31 were as follows:

Year ending December 31:	2011
2012	$70,487,863
2013	29,447,716
2014	19,160,438
2015	11,267,030
2016	8,899,960
$139,263,007

Interest expense on deposits consisted of the following:

	Years Ended December 31,
	2011	2010	2009

Demand deposit accounts	$1,051,315	$773,780	$171,281
Savings accounts	37,560	53,479	54,959
Money market savings	98,441	198,528	297,135
Certificates of deposit	3,367,803	4,288,145	6,278,631
	$4,555,119	$5,313,932	$6,802,006

The aggregate amounts of certificates of deposit in excess of $100,000 were $31,395,546 and $25,588,973 as of December 31, 2011 and 2010, respectively.  Certificates of deposit include approximately $567,000 and $558,000 of brokered certificates of deposit as of December 31, 2011 and 2010, respectively.